CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total revenue	$ 71,275	$ 37,434	$ 28,774
Operating costs and expenses:
Cost of sales	36,438	17,223	7,071
Development expenses	50,186	27,492	59,629
Depreciation, depletion and amortization	11,481	17,228	20,446
General and administrative expenses	85,903	47,349	87,487
Impairment charges	0	81,065	0
Severance and reorganization charges	0	6,359	0
Related party charges (Note 8)	0	7,357	0
Total operating costs and expenses	184,008	204,073	174,633
Loss from operations	(112,733)	(166,639)	(145,859)
Interest expense, net	(9,378)	(43,445)	(16,355)
Gain on extinguishment of debt, net	1,422	0	0
Other (expense) income, net	5,951	(612)	10,447
Total loss before income taxes	(114,738)	(210,696)	(151,767)
Income tax benefit (provision)	0	0	0
Net loss	$ (114,738)	$ (210,696)	$ (151,767)
Net loss per common share:
Basic (in dollars per share)	$ (0.28)	$ (0.79)	$ (0.69)
Diluted (in dollars per share)	$ (0.28)	$ (0.79)	$ (0.69)
Weighted average shares outstanding:
Basic (in shares)	407,615	267,615	218,548
Diluted (in shares)	407,615	267,615	218,548
Natural gas sales
Revenues:
Total revenue	$ 51,499	$ 30,441	$ 28,774
LNG sales
Revenues:
Total revenue	$ 19,776	$ 6,993	$ 0